CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net income (loss) from operations	$ (324,282)	$ (658,047)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation	942	2,246
Loss on debt settlement	38,579	41,596
Loss on sale of market securities	28,000
Loss on deposits
Amotization of Discount	31,449	50,777
Change in Fair Value of Derivative liability	37,837	3,770
Non-Controlling interest	(19,614)	(114,374)
Issuance of shares for consulting services		5,000
Marketable securities received for conversion loan		(174,650)
Marketable securities received for consulting service	(720,000)
Changes in operating assets and liabilities:
Increase on accounts receivable		(6,000)
(Increase) decrease in other assets and prepaid expenses	(54,032)	(194,668)
Increase in accounts payable and accrued expenses	1,115,557	658,575
Net cash used in operating activities	134,435	(385,777)
Cash flows from investing activities:
Proceeds from sale of property and equipment		(169,200)
Construction in progress	(155,200)	(148,458)
Net cash provide by (used in) investing activities	(155,200)	(317,658)
Cash flows from financing activities:
Proceeds from sale of stock of subsidiary	4,372	382,106
Purchase of treasury shares	(16,691)	(482)
Proceeds on notes payable	44,500	250,500
Payments on notes payable	(161,000)	(57,000)
Borrowings from officer	159,063	115,470
Payments on advances from officer	(67,150)	(33,550)
Net cash provided by financing activities	(36,906)	657,044
Net decrease in cash and cash equivalents	(57,670)	(46,391)
Cash and cash equivalents, beginning of period	61,270	75,299
Cash and cash equivalents, end of period	3,600	28,908
Supplemental disclosures of cash flow information
Cash paid for taxes
Cash paid for interest	8,700	6,500
Non-cash investing and financing activities:
Shares to be issued for payment of accrued activities		$ 87,500